Redeemable Convertible Preferred Stock - Schedule of redeemable convertible preferred stock (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized	0	89,016,578
Redeemable convertible preferred stock, Shares Outstanding	0	85,960,088
Redeemable convertible preferred stock, Aggregate Liquidation Preference	$ 0	$ 370,540
Redeemable convertible preferred stock, Net Carrying Value		$ 375,370	$ 285,473
Series Seed redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		10,500,000
Redeemable convertible preferred stock, Shares Outstanding		10,500,000
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 10,500
Redeemable convertible preferred stock, Net Carrying Value		$ 10,480
Series A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		7,500,000
Redeemable convertible preferred stock, Shares Outstanding		7,500,000
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 30,000
Redeemable convertible preferred stock, Net Carrying Value		$ 29,972
Series B redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		40,200,000
Redeemable convertible preferred stock, Shares Outstanding		40,200,000
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 201,000
Redeemable convertible preferred stock, Net Carrying Value		$ 200,711
Series B-1 redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		9,760,088
Redeemable convertible preferred stock, Shares Outstanding		9,760,088
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 39,040
Redeemable convertible preferred stock, Net Carrying Value		$ 44,310
Series B-2 redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		18,000,000
Redeemable convertible preferred stock, Shares Outstanding		16,221,170
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 81,106
Redeemable convertible preferred stock, Net Carrying Value		$ 80,969
Series B-2A redeemable convertible preferred stock
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, Shares Authorized		3,056,490
Redeemable convertible preferred stock, Shares Outstanding		1,778,830
Redeemable convertible preferred stock, Aggregate Liquidation Preference		$ 8,894
Redeemable convertible preferred stock, Net Carrying Value		$ 8,928